UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22728

Elessar Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Address of Principal Executive Offices)(Zip Code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (216) 357-7412

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Elessar Small Cap Value Fund

Institutional Class - LSRYX

Investor Class – LSRIX

March 31, 2014

(Unaudited)

Investment Adviser

Elessar Investment Management, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian
US Bank

Independent Registered Public Accounting Firm

Skoda Minotti

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

ELESSAR SMALL CAP VALUE FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

	Elessar Small Cap Value Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 86.30%

Chemicals & Allied Products - 1.56%
4,164	Innospec, Inc.	$ 188,338

Crude Petroleum & Natural Gas - 3.38%
71,262	PetroQuest Energy, Inc. *	406,194

Drilling Oil & Gas Wells - 2.06%
54,036	Hercules Offshore, Inc. *	248,025

Electric Lighting & Wiring Equipment - 1.89%
5,081	AZZ, Inc. *	227,019

Electric Services - 1.79%
7,957	Great Plains Energy, Inc.	215,157

Electronic Computers - 4.88%
9,766	NICE Systems Ltd. ADR	279,503
6,891	Omnicell, Inc. *	307,752
		587,255
Fire, Marine & Casualty Insurance - 2.94%
7,510	Employers Holdings, Inc.	151,927
34,627	Meadowbrook Insurance Group, Inc.	201,876
		353,803
Industrial Instruments For Measurement, Display & Control - 2.07%
21,887	Rudolph Technologies, Inc. *	249,731

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.50%
33,785	LTX-Credence Corp. *	301,024

Machine Tools, Metal Cutting Types - 1.17%
3,173	Kennametal, Inc.	140,564

Metal Forgings & Stampings - 1.45%
5,131	Materion Corp.	174,095

Miscellaneous Manufacturing Industries - 1.82%
6,767	Hillenbrand, Inc.	218,777

Motor Vehicle Parts & Accessories - 1.95%
20,871	Stoneridge, Inc. *	234,381

National Commercial Banks - 6.22%
14,500	Cardinal Financial Corp.	258,535
12,418	First Financial Bancorp.	223,276
12,765	FirstMerit Corp.	265,895
		747,706
Newspapers: Publishing or Publishing & Printing - 1.48%
20,077	Journal Communications, Inc. *	177,882

Oil & Gas Field Services, NEC - 1.96%
8,623	Basic Energy Services, Inc. *	236,357

Paper Mills - 2.70%
2,900	Domtar Corp.	325,438

Radio & TV Broadcasting & Communications Equipment - 3.02%
13,013	Orbital Sciences Corp. *	363,062

Retail - Apparel & Accessory Stores - 0.99%
7,535	Express, Inc. *	119,656

Retail - Miscellaneous Shopping Goods Stores - 1.48%
11,129	Big 5 Sporting Goods Corp.	178,621

Savings Institution, Federally Chartered - 5.41%
12,790	Flushing Financial Corp.	269,485
6,742	ViewPoint Financial Group, Inc.	194,507
10,163	Provident Financial Services, Inc.	186,694
		650,686
Semiconductors & Related Devices - 4.16%
12,369	Microsemi Corp. *	309,596
24,217	RF Micro Devices, Inc. *	190,830
		500,426
Services-Business Services, NEC - 4.05%
22,209	Premiere Global Services, Inc. *	267,841
20,583	Sizmek, Inc. *	218,797
		486,638
Services-Computer Integrated Systems Design - 2.11%
12,790	Sykes Enterprises, Inc. *	254,137

Services-Computer Programming Services - 1.81%
3,619	Synaptics, Inc. *	217,212

Services-Engineering Services - 2.06%
5,255	URS Corp.	247,300

Services-Equipment Rental & Leasing, NEC - 2.57%
12,517	CAI International, Inc. *	308,794

Services-Hospitals - 2.03%
4,115	Magellan Health Services, Inc. *	244,225

Services - Personal Services - 1.54%
10,138	Carriage Services, Inc.	184,917

State Commercial Banks - 2.70%
4,635	IberiaBank Corp.	325,145

Title Insurance - 5.48%
7,783	Argo Group International Holdings, Ltd. (Bermuda)	356,851
8,601	Stewart Information Services Corp.	302,153
		659,004
Truck Trailers - 2.71%
23,696	Wabash National Corp. *	326,057

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 2.36%
4,090	EnerSys	283,396

TOTAL FOR COMMON STOCK (Cost $8,518,720) - 86.30%		$10,381,022

REAL ESTATE INVESTMENT TRUST - 9.37%
45,904	Cedar Realty Trust, Inc.	280,474
11,749	Corporate Office Properties Trust	312,993
18,268	Ramco-Gershenson Properties Trust	297,768
11,303	Cyrusone Inc.	235,442
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $1,030,990) - 9.37%		$ 1,126,677

SHORT-TERM INVESTMENTS - 2.06%
247,505	Invesco Short Term Investments Treasury 0.01% **	247,505
TOTAL SHORT-TERM INVESTMENTS (Cost $247,505) - 2.06%		$ 247,505

TOTAL INVESTMENTS (Cost $9,797,215) - 97.73		$11,755,204

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.27%		273,344

NET ASSETS - 100.00%		$12,028,548

ADR- American Depositary Receipt
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at March 31, 2014.
The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund
Statement of Assets and Liabilities
March 31, 2014 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $9,797,215)	$11,755,204
Cash	30,500
Receivables:
Dividends and Interest	15,735
From Advisor	13,235
Portfolio Securities Sold	245,409
Prepaid Expenses	11,097
Total Assets	12,071,180
Liabilities:
Payables:
Portfolio Securities Purchased	35,498
Accrued Expenses	7,134
Total Liabilities	42,632
Net Assets	$12,028,548

Net Assets Consist of:
Paid In Capital	$ 9,665,731
Accumulated Undistributed Net Investment Income	67,315
Accumulated Undistributed Realized Gain on Investments	337,513
Unrealized Appreciation in Value of Investments	1,957,989
Net Assets, for 877,096 Shares Outstanding	$12,028,548

Institutional Class Shares:
Net Assets	$11,583,708
Shares outstanding	844,618
Net asset value, offering price, and redemption price per share	$ 13.71

Short-term Redemption Price Per Share ($13.71 x 0.98) *	$ 13.44

Investor Class Shares:
Net Assets	$ 444,840
Shares outstanding	32,478
Net asset value, offering price, and redemption price per share	$ 13.70

Short-term Redemption Price Per Share ($13.70 x 0.98) *	$ 13.42

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund
Statement of Operations
For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Dividends (net of $256 of foreign tax withheld)	$ 115,869
Interest	41
Total Investment Income	115,910

Expenses:
Advisory (Note 4)	40,445
Transfer Agent & Accounting	10,483
Distribution (12b-1) - Investor Class (Note 8)	430
Registration	2,565
Audit	2,922
Miscellaneous	4,163
Custodial	4,432
Legal	532
Insurance	5,352
Printing and Mailing	478
Total Expenses	71,802
Fees Waived and Reimbursed by the Advisor (Note 4)	(20,816)
Net Expenses	50,986

Net Investment Income	64,924

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	398,030
Realized Capital Gains from Registered Investment Companies	9,810
Net Change in Unrealized Appreciation on Investments	926,630
Net Realized and Unrealized Gain on Investments	1,334,470

Net Increase in Net Assets Resulting from Operations	$1,399,394

The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	3/31/2014	9/30/2013
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 64,924	$ 28,097
Net Realized Gain on Investments	398,030	396,291
Realized Capital Gains from Registered Investment Companies	9,810	2
Net Change in Unrealized Appreciation on Investments	926,630	1,031,359
Net Increase in Net Assets Resulting from Operations	1,399,394	1,455,749

Distributions to Shareholders from:
Net Investment Income:
Institutional Class	(9,753)	(15,724)
Investor Class	-	(229)
Realized Gains:
Institutional Class	(451,543)	-
Investor Class	(15,077)	-
Net Change in Net Assets from Distributions	(476,373)	(15,953)

Capital Share Transactions:
Proceeds from Sale of Shares
Institutional Class	1,843,237	7,020,907
Investor Class	126,946	236,518
Shares Issued on Reinvestment of Dividends
Institutional Class	457,132	15,724
Investor Class	14,598	229
Cost of Shares Redeemed
Institutional Class	(49,463)	(8)
Investor Class	(16)	(73)
Net Increase from Shareholder Activity	2,392,434	7,273,297

Net Assets:
Net Increase in Net Assets	3,315,455	8,713,093
Beginning of Period	8,713,093	-
End of Period (Including Accumulated Undistributed Net
Investment Income of $67,513 and $12,144, respectively)	$ 12,028,548	$ 8,713,093

Share Transactions:
Shares Sold
Institutional Class	141,342	670,708
Investor Class	9,741	21,615
Shares Issued on Reinvestment of Dividends
Institutional Class	34,657	1,546
Investor Class	1,108	22
Shares Redeemed
Institutional Class	(3,635)	(1)
Investor Class	(1)	(6)
Net Decrease in Shares	183,212	693,884
Outstanding at Beginning of Period	693,884	-
Outstanding at End of Period	877,096	693,884

* For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended	(a)
	3/31/2014		9/30/2013

Net Asset Value, at Beginning of Period	$ 12.56		$ 10.00

Income From Investment Operations:
Net Investment Income/(Loss) *	0.08		0.05
Net Realized and Unrealized Gain/(Loss) on Investments	1.72		2.54
Total from Investment Operations	1.80		2.59

Distributions:
Net Investment Income	(0.01)		(0.03)
Realized Gains	(0.64)		-
Total from Distributions	(0.65)		(0.03)

Proceeds from Redemption Fees	-		-

Net Asset Value, at End of Period	$ 13.71		$ 12.56

Total Return ** (b)	14.58%		25.99%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,584		$ 8,442
Before Waiver
Ratio of Expenses to Average Net Assets	1.41%	***	1.95%	***
Ratio of Net Investment Loss to Average Net Assets	0.88%	***	(0.47)%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%	***
Ratio of Net Investment Loss to Average Net Assets	1.29%	***	0.48%	***
Portfolio Turnover	25.08%		66.89%

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

1.  ORGANIZATION

Elessar Small Cap Value Fund (the "Fund") was organized as a non-diversified series of Elessar Funds Investment Trust (the "Trust") on September 21, 2012 and commenced operations on October 15, 2012. The Trust is an open-end investment company, registered, under the Investment Company Act of 1940, as amended, established under the laws of Delaware by an Agreement and Declaration of Trust dated September 19, 2012, (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest (“shares”) of separate series without par value. Elessar Small Cap Value Fund is currently the only series authorized by the Trustees. The Fund consists of two separate classes of shares offered by the Fund: Investor Shares and Institutional Shares. The investment advisor to the Fund is Elessar Investment Management, LLC. (the "Advisor").

The Fund seeks long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 and 2013 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended March 31, 2014, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis, as determined by the Board of Trustees (the “Board”).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Expenses incurred by the Corporation that

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

do not relate to a specific Fund of the Corporation are allocated in accordance to the Corporation’s expense policy.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money market mutual funds are generally priced at the ending value at $1 NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities (including corporate bonds, debentures and notes, U.S. Government Securities, municipal securities, mortgage-backed and asset-backed securities, and fixed income oriented exchange-traded funds) valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,381,022	$ -	$ -	$ 10,381,022
Real Estate Investment Trusts	1,126,677	-	-	1,126,677
Short-Term Investments	247,505	-	-	247,505
Total	$ 11,755,204	$ -	$ -	$ 11,755,204

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during six months ended March 31, 2014. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during six months ended March 31, 2014. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. The Fund had no transfers into Level 2 during six months ended March 31, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement,

the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 0.80% of the average daily net assets of the Fund. For the six months ended March 31, 2014, the Adviser earned $39,068 for the Institutional Class and $1,377 for the Investor Class before the waiver/reimbursement described below. At March 31, 2014, the Advisor owed the Fund $13,235.

The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until October 31, 2014, so that the total annual operating expenses (including organizational and offering expenses, but exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.00% of average daily net assets for the institutional class and 1.25% of average daily net assets for the investor class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. The Advisor waived fees in the amount of $20,104 for the Institutional Class and $712 for the Investor Class for the six months ended March 31, 2014.

DISTRIBUTION PLAN: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended.  Under the Plan, the Fund may expense up to 0.25% of the Investor Class’s average daily net assets to finance any activity primarily intended to result in the sale of Fund shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Expenditures will consist primarily of payments to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares. Expenditures may also include, without limitation: (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund’s shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the shares of the Fund; and (vi) financing any other activity that the Fund’s Advisor determines is primarily intended to result in the sale of shares of the Fund. For the six months ended March 31, 2014, the Fund’s Investor Class incurred $430 in distribution fees.

5.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at March 31, 2014 was $9,665,731 representing 877,096 shares outstanding.

The Fund is authorized to deduct a 2% redemption fee from redemption proceeds for shares purchased and then redeemed within 90 days. For the six months ended March 31, 2014, the Fund did not collect any redemption fees.

6.  INVESTMENTS

For the six months ended March 31, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $4,462,380 and $2,440,584, respectively.

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

7.  TAX MATTERS

For Federal income tax purposes, the cost of investments owned at March 31, 2014, was $9,797,215. At March 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 2,105,752
Gross unrealized depreciation on investment securities	(147,763)
Net unrealized appreciation on investment securities	$ 1,957,989

The tax character of distributions paid during six months ended March 31, 2014 and the period October 15, 2012 (commencement of operations) through September 30, 2013 is as follows:

	2014	2013
Ordinary income:
Institutional Class	$ 9,753	$ 15,724
Investor Class	$ -	$ 229
Short-Term Capital Gains:
Institutional Class	$ 451,543	$ -
Investor Class	$ 15,077	$ -

On December 27, 2013 distributions of $.01386 per share were paid to Institutional Class shareholders, aggregating $9,753 paid to shareholders of record on the same date, from net investment income. In addition, on December 27, 2013 distributions of $.6417 per share were paid to Institutional Class shareholders and Investor Class shareholders, respectively, aggregating $466,620 paid to shareholders of record on the same date, from short-term capital gains.

On December 24, 2012 distributions of $.0313 and $.0237 per share were paid to Institutional Class shareholders and Investor Class shareholders, respectively, aggregating $15,953 paid to shareholders of record on the same date, from net investment income.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2014, 55.74% of the outstanding shares of the Fund are owned by Roger W. Stone Revocable Trust, and as a result that entity may be deemed to control the Fund. As of March 31, 2014, 30.99% of the

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

outstanding shares of the Fund are owned by National Financial Service Corp., for the benefit of its customers, and as a result that entity may be deemed to control the Fund.

9.  NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that this pronouncement may have on the Fund’s financial statements.

Elessar Small Cap Value Fund
Expense Illustration
March 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Elessar Small Cap Value Fund (the "Fund"), you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2013 through March 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,145.81	$5.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.95	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,145.70	$6.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

ELESSAR SMALL CAP VALUE FUND

TRUSTEES & OFFICERS

MARCH 31, 2014 (UNAUDITED)

Interested Trustees and Officers

Name, Address (1), and Year of Birth	Position with the Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee During the Past 5 Years
Richard A. Giesen, Jr. Year of Birth: 1957	Trustee and President	Indefinite Term, Since 2012	Managing Member Elessar Investment Management, LLC and Elennar Management Holdings, LLC.	44	None
Mitch Krahe Year of Birth: 1970	Secretary & Chief Compliance Officer	Indefinite Term, Since 2012	Chief Compliance Officer of Elessar Investment Management, LLC and Chief Operating Officer of Elennar Management Holdings, LLC	N/A	None
Ori Elan Year of Birth: 1973	Treasurer	Indefinite Term, Since 2012	Portfolio Manager – Elessar Investment Management, LLC	44	None

(1) The address of each Trustee and Officer is c/o Elessar Small Cap Value Fund, 1111 Superior Ave, Suite 1310, Cleveland, Ohio 44114.

The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees

Name, Address(2), and Year of Birth	Position with the Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee During the Past 5 Years
Charles J. Scheidt, Jr. Year of Birth: 1947	Trustee	Indefinite Term, Since 2012	President and Chief Executive Officer of Commerce Exchange Bank	None	None
Kevin Keogh Year of Birth:1960	Trustee	Indefinite Term, Since 2012	Attorney – Koehler Neal, LLC.	None	None

(2) The address of each Trustee is c/o Elessar Small Cap Value Fund, 1111 Superior Ave, Suite 1310, Cleveland, Ohio 44114.

ELESSAR SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

MARCH 31, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 26, 2013. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-270-2673, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-270-2673 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-855-270-2673 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Elessar Funds Investment Trust

By /s/Mitch Krahe

*Mitch Krahe

Secretary

Date: June 03, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Richard A. Giesen, Jr.

*Richard A. Giesen, Jr.

President

Date: June 03, 2014

* Print the name and title of each signing officer under his or her signature.